Standish, Ayer & Wood Investment Trust
                              Standish Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Standish Equity Portfolio ("Portfolio"), at value (Note 1A)                           $ 230,329,787
   Receivable for Fund shares sold                                                                           334,224
   Other assets                                                                                                9,717
                                                                                                       --------------
       Total assets                                                                                      230,673,728

Liabilities
   Distribution payable                                                              $    75,045
   Payable for Fund shares redeemed                                                       14,973
   Accrued trustees' fees (Note 3)                                                         2,404
   Accrued accounting, custody & transfer agent fees                                         216
   Accrued expenses and other liabilities                                                  5,302
                                                                                     ------------

       Total liabilities                                                                                      97,940
                                                                                                       --------------
Net Assets                                                                                             $ 230,575,788
                                                                                                       ==============
Net Assets consist of:
   Paid-in capital                                                                                     $ 174,939,432
   Accumulated net realized gain                                                                          13,986,058
   Undistributed net investment income                                                                       152,276
   Net unrealized appreciation                                                                            41,498,022
                                                                                                       ==============
       Total Net Assets                                                                                $ 230,575,788
                                                                                                       ==============

Shares of beneficial interest outstanding                                                                  4,893,337
                                                                                                       ==============

Net asset value, offering and redemption price per share
   (Net assets/Shares outstanding)                                                                     $       47.12
                                                                                                       ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                              Standish Equity Fund

                             Statement of Operations
               For the Six Months Ended March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Dividend income allocated from Portfolio (net of withholding taxes of $0)                         $  1,127,797

   Interest income allocated from Portfolio                                                               276,664
   Expenses allocated from Portfolio                                                                     (631,678)
                                                                                                     -------------
       Net investment income from Portfolio                                                               772,783

Expenses
   Accounting, custody and transfer agent fees                                    24,469
   Registration fees                                                              23,278
   Legal and audit services                                                        4,099
   Trustees' fees (Note 3)                                                         2,404
   Insurance expense                                                                 158
   Miscellaneous                                                                   1,301
                                                                              -----------
       Total expenses                                                             55,709

Deduct:
   Reimbursement of Fund operating expenses                                      (36,748)
                                                                              -----------

       Net expenses                                                                                        18,961
                                                                                                     -------------

          Net investment income                                                                           753,822
                                                                                                     -------------

Realized and Unrealized Gain (Loss)
   Net realized gain allocated from Portfolio on:
       Investment security transactions                                       16,458,514
       Financial futures contracts                                               704,109
                                                                              -----------
          Net realized gain                                                                            17,162,623

   Change in unrealized appreciation allocated from Portfolio on:
       Investment securities                                                   7,099,833
       Financial futures contracts                                               364,342
                                                                              -----------
          Change in net unrealized appreciation                                                         7,464,175
                                                                                                     -------------

       Net realized and unrealized gain on investments                                                 24,626,798
                                                                                                     -------------

Net increase in net assets resulting from operations                                                 $ 25,380,620
                                                                                                     =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                              Standish Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended              Nine Months
                                                           March 31, 1998            Ended             Year Ended
                                                            (Unaudited)       September 30, 1997    December 31, 1996
                                                            -----------       ------------------    -----------------

Increase (decrease) in Net Assets
From operations
   Net investment income                                    $     753,822        $     939,068        $   1,549,680
   Net realized gain                                           17,162,623           22,264,592           16,774,749
   Change in net unrealized appreciation                        7,464,175           16,959,255            6,696,912
                                                            --------------       --------------       --------------
      Net increase in net assets from operations               25,380,620           40,162,915           25,021,341
                                                            --------------       --------------       --------------

Distributions to Shareholders
   From net investment income                                    (579,559)          (1,248,360)          (1,481,454)
   In excess of net investment income                                  --              (21,987)                  --
   From net realized gain                                     (25,188,077)          (7,692,777)         (11,604,448)
                                                            --------------       --------------       --------------
       Total distributions to shareholders                    (25,767,636)          (8,963,124)         (13,085,902)
                                                            --------------       --------------       --------------

Fund share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                            55,594,479           42,813,303           21,565,418
   Net asset value of shares issued to shareholders
      in payment of distributions declared                     24,243,189            8,649,462           12,463,945
   Cost of shares redeemed                                    (19,044,660)         (18,347,542)         (28,642,403)
                                                            --------------       --------------       --------------
   Increase in net assets from Fund share
      transactions                                             60,793,008           33,115,223            5,386,960
                                                            --------------       --------------       --------------

       Net increase in net assets                              60,405,992           64,315,014           17,322,399

Net Assets
   At beginning of period                                     170,169,796          105,854,782           88,532,383
                                                            --------------       --------------       --------------

   At end of period (including undistributed net
   investment income of $152,276, distributions in excess
   of net investment income of $21,987 and undistributed
   net investment income of $88,950, respectively)          $ 230,575,788        $ 170,169,796        $ 105,854,782
                                                            =============        ==============       ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                              Standish Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                Six Months
                                   Ended       Nine Months
                                 March 31,        Ended                         Year Ended December 31,
                                   1998         Sept. 30,        ----------------------------------------------------
                                (Unaudited)        1997           1996        1995       1994      1993      1992 +
                               --------------   ------------    ----------  ---------  ---------  --------   --------

 Net asset value, beginning of
   period                         $  48.81       $   38.79      $   34.81   $  28.66   $  30.89   $ 26.28    $ 25.66
                                  ---------      ----------     ----------  ---------  ---------  --------   --------
Income from operations:
   Net investment income *            0.16            0.39           0.60       0.76       0.45      0.50       0.56
   Net realized and
      unrealized gain (loss)
      on investments                  5.32           12.79           8.52       9.94      (1.62)     5.57       1.81
                                  ---------      ----------     ----------  ---------  ---------  --------   --------
Total from investment
   operations                         5.48           13.18           9.12      10.70      (1.17)     6.07       2.37
                                  ---------      ----------     ----------  ---------  ---------  --------   --------
Less distributions declared
to shareholders
   From net investment income        (0.13)          (0.43)         (0.56)     (0.78)     (0.44)    (0.47)     (0.54)
   From net realized gain on
      investments                    (7.04)          (2.73)         (4.58)     (3.77)     (0.62)    (0.99)     (1.19)
   From paid-in capital                 --              --             --         --         --        --      (0.02)
                                  ---------      ----------     ----------  ---------  ---------  --------   --------
   Total distributions               (7.17)          (3.16)         (5.14)     (4.55)     (1.06)    (1.46)     (1.75)
                                  ---------      ----------     ----------  ---------  ---------  --------   --------
   Net asset value, end of
      period                      $  47.12       $   48.81      $   38.79   $  34.81   $  28.66   $ 30.89    $ 26.28
                                  =========      ==========     ==========  =========  =========  ========   ========

Total return                         13.59%          35.13%         26.84%     37.55%     (3.78)%   20.79%      9.52%

Ratios (to average daily net assets)/Supplemental Data:
   Net assets, end of period
      (000's omitted)             $230,576       $ 170,170      $ 105,855   $ 88,532   $ 86,591   $72,916    $14,679
   Expenses * (1)                     0.71%++         0.70%++        0.71%      0.69%      0.70%     0.80%        --
Net investment income *               0.82%++         0.95%++        1.53%      2.05%      1.55%     1.29%      2.52%
   Portfolio turnover (2)               --              --             41%       159%       182%      192%        92%
   Average broker commission
      rate (2)                          --              --      $  0.0499         --         --        --         --

----------

* The investment adviser did not impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been taken, the net investment income per share and the ratios would have been:

   Net investment income per
      share                       $   0.16       $    0.38      $    0.59         --         --   $  0.47    $  0.34
   Ratios (to average daily net
      assets):
      Expenses (1)                    0.75%++         0.72%++        0.72%        --         --      0.97%      1.00%
Net investment income                 0.78%++         0.93%++        1.52%        --         --      1.12%      1.52%

+     Audited by other auditors.
(1) Includes the Fund's share of Standish Equity Portfolio's allocated expenses for periods since May 3, 1996.
++    Computed on an annualized basis.
(2) Portfolio turnover and average broker commission rate represents activity while the Fund was investing directly in securities. The portfolio turnover and average broker commission rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                              Standish Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Equity Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.7% at March 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A.    Investment security valuations

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values it's securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B.    Securities transactions and income

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. For investments held directly, interest income was determined on the basis of interest accrued, dividend income was recorded on the ex-dividend date and realized gains and losses from securities sold were recorded on the identified cost basis.

      C.    Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D.    Other

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among all the investors in the Portfolio.

(2)   Distributions to Shareholders:

      The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These

                     Standish, Ayer & Wood Investment Trust
                              Standish Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      differences are primarily due to differing treatments for futures transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income, and accumulated net realized gains (losses).

(3)   Investment Advisory Fee:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. For the period ended March 31, 1998, SA&W voluntarily agreed to limit operating expenses of the Fund and Portfolio (excluding commissions, taxes and extraordinary expenses) to 0.71% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. Pursuant to this agreement, SA&W voluntarily reimbursed the Fund for it's operating expenses of $36,748 for the period ended March 31, 1998. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(4)   Investment Transactions:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 1998 aggregated $55,348,510 and $20,560,148, respectively.

(5)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                              Six Months Ended     Nine Months Ended        Year Ended
                                               March 31, 1998     September 30, 1997     December 31, 1996
                                             ------------------   ------------------    ------------------
         Shares sold                             1,241,658               979,248               561,325
         Shares issued to shareholders in
           payment of distributions declared       594,703                202,060              325,504
         Shares redeemed                          (429,627)             (423,446)             (701,269)
                                             ------------------   ------------------    ------------------

                  Net increase                   1,406,734               757,862               185,560
                                             ==================   ==================    ==================

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

EQUITIES -- 92.5%

Basic Industry -- 3.9%
Dexter Corp.                                                                           29,500        $     1,220,563
Lyondell Petro Chemical                                                               101,100              3,443,718
Southdown, Inc.                                                                        28,400              1,979,125
USX-US Steel Group, Inc.                                                               64,100              2,419,775
                                                                                                     ----------------
                                                                                                           9,063,181
                                                                                                     ----------------

Capital Goods -- 10.1%
Aeroquip-Vickers Inc.                                                                  52,500              3,035,156
Caterpiller Tractor, Inc.                                                              44,000              2,422,750
Crane Company                                                                          24,100              1,277,300
Deere & Co.                                                                            51,400              3,183,588
Ingersoll Rand Co.                                                                     52,650              2,523,909
Navistar International*                                                                73,100              2,558,500
Precision Castparts Corp.                                                              33,600              1,988,700
Sundstrand Corp.                                                                       38,400              2,323,200
Timken Co.                                                                             56,400              1,907,025
US Freightways Corp.                                                                   56,100              2,019,600
                                                                                                     ----------------
                                                                                                          23,239,728
                                                                                                     ----------------

Consumer Stable -- 10.1%
Albertsons, Inc.                                                                       18,300                963,038
Dole Food Company                                                                      54,900              2,655,788
Interstate Bakeries Corp.                                                              97,800              3,160,163
Kroger Co.                                                                             24,600              1,136,213
Owens Illinois*                                                                        76,200              3,295,649
Philip Morris Companies Inc.                                                           51,600              2,151,075
Richfood Holdings, Inc.                                                                45,800              1,465,600
Safeway, Inc.                                                                         100,400              3,708,524
Supervalu, Inc.                                                                        29,100              1,356,788
Sysco Corp.                                                                            63,800              1,634,875
Universal Foods Corp.                                                                  36,300              1,778,700
                                                                                                     ----------------
                                                                                                          23,306,413
                                                                                                     ----------------

Early Cyclical -- 5.4%
AMR Corp.                                                                              11,600              1,660,975
Ford Motor Co.                                                                         63,600              4,122,074
Furniture Brands Intl Inc.*                                                            32,400              1,042,875
Kaufman And Broad Home                                                                 35,500              1,155,969
Lear Corp.*                                                                            19,200              1,082,400
U.S. Airways Group, Inc.*                                                              26,300              1,949,488
USG Corp.*                                                                             26,300              1,425,131
                                                                                                     ----------------
                                                                                                          12,438,912
                                                                                                     ----------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------------------------------------------------------------------------


Energy -- 5.9%
British Petroleum Co. PLC ADR                                                          39,526        $     3,401,705
Camco International, Inc.                                                              17,600              1,064,800
Chevron Corporation                                                                    11,600                931,625
Coastal Corp.                                                                          24,200              1,576,025
Ensco International, Inc.                                                              54,600              1,515,150
Global Marine Inc.*                                                                    67,600              1,673,100
Pennzoil                                                                               26,400              1,706,100
Tidewater, Inc.                                                                        40,200              1,761,263
                                                                                                     ----------------
                                                                                                          13,629,768
                                                                                                     ----------------

Financial -- 13.4%
Americredit*                                                                           34,300                943,250
Amsouth Bancorp                                                                        34,600              2,043,563
Comerica, Inc.                                                                         18,600              1,968,113
Conseco, Inc.                                                                          71,000              4,020,374
Golden West Financial Corp.                                                            26,800              2,567,775
Northfork Bancorp                                                                      58,300              2,251,838
Old Republic International Corp.                                                       33,500              1,484,469
Protective Life Corp.                                                                  18,400              1,343,200
Reliastar Financial Corp.                                                              57,400              2,643,988
Republic New York Corp.                                                                15,900              2,120,663
Southtrust Corp.                                                                       48,300              2,022,563
Sunamerica, Inc.                                                                       39,000              1,867,125
The PMI Group, Inc.                                                                    28,600              2,309,450
Torchmark Corp.                                                                        48,200              2,208,163
Webster Financial Corp.                                                                16,000              1,112,000
                                                                                                     ----------------
                                                                                                          30,906,534
                                                                                                     ----------------

Growth Cyclical -- 6.7%
G Tech Holdings Corp.*                                                                 50,000              1,943,750
Jones Apparel Group, Inc.*                                                             26,500              1,459,156
Liz Claiborne                                                                          24,500              1,221,938
Nautica Enterprises Inc.*                                                              96,100              2,955,075
Ross Stores, Inc.                                                                      60,700              2,678,388
TJX Cos, Inc.                                                                          28,700              1,298,675
Tommy Hilfiger Corp.*                                                                  47,900              2,876,994
VF Corp.                                                                               20,700              1,088,044
                                                                                                     ----------------
                                                                                                          15,522,020
                                                                                                     ----------------

Health Care -- 10.0%
Amerisource Distribution Corp.                                                          1,500                 90,188
ATL Ultrasound, Inc.*                                                                     500                 25,438
Bergen Brunswig Corp., Class A                                                         52,750              2,248,469
Biomet, Inc.                                                                           47,300              1,419,000
Health Care & Retirement*                                                              48,300              2,073,881

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

Health Care (continued)
Hillenbrand Industries, Inc.                                                           16,100        $       991,156
Integrated Health Services                                                             26,800              1,053,575
Merck & Co., Inc.                                                                      38,100              4,891,087
Physician Sales & Service*                                                             67,800              1,593,300
Schering-Plough Corp.                                                                  71,100              5,807,980
Steris Corp.*                                                                          27,800              1,501,200
Sybron Corp.                                                                           54,800              1,431,650
                                                                                                     ----------------
                                                                                                          23,126,924
                                                                                                     ----------------

Real Estate -- 2.1%
Duke Realty Investments, REIT                                                          43,500              1,060,313
Felcor Suite Hotels Inc., REIT                                                         21,200                785,725
Prentiss Properties Trust, REIT                                                        49,800              1,301,025
Starwood Lodging Trust, REIT                                                           33,200              1,774,125
                                                                                                     ----------------
                                                                                                           4,921,188
                                                                                                     ----------------

Services -- 14.2%
Ameritech Corp.                                                                       106,000              5,240,374
AT&T Corporation                                                                       37,100              2,434,688
Bellsouth Corp.                                                                        75,500              5,100,968
Century Telephone Enterprise                                                           38,600              2,359,425
Deluxe Corp.                                                                           47,300              1,557,944
Gannett Co., Inc.                                                                      58,500              4,204,687
Omnicom Group                                                                          41,500              1,953,094
SBC Communications, Inc.                                                               98,900              4,314,512
Service Corp. International                                                            25,300              1,073,669
Shared Medical Systems                                                                 18,700              1,465,613
Xerox Corp.                                                                            29,500              3,139,906
                                                                                                     ----------------
                                                                                                          32,844,880
                                                                                                     ----------------

Technology -- 9.9%
Computer Associates International, Inc.                                                55,650              3,213,787
Harris Corp., Inc.                                                                     38,200              1,991,175
Networks Associates Inc.*                                                              32,900              2,179,625
Sci Sys, Inc.                                                                          69,700              2,483,063
Storage Technology Corp.*                                                              55,100              4,191,043
Sun Microsystems, Inc.*                                                                76,800              3,203,995
Symantec*                                                                             115,600              3,113,975
Tech Data Corp.*                                                                       63,200              2,433,200
                                                                                                     ----------------
                                                                                                          22,809,863
                                                                                                     ----------------

Utilities -- 0.8%
FPL Group Inc.                                                                         26,500              1,702,625
                                                                                                     ----------------

TOTAL EQUITIES (COST $172,332,475)                                                                       213,512,036
                                                                                                     ----------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Par            Value
Security                                        Rate           Maturity                   Value         (Note 1A)
---------------------------------------------------------------------------------------------------------------------

BONDS AND NOTES -- 0.4%

U.S. Government -- 0.4%
FNMA Discount+                                         0.000%          6/5/1998        $ 1,000,000   $       990,070
                                                                                                     ---------------
Total U.S. Government (Cost $990,241)                                                                        990,070
                                                                                                     ---------------

TOTAL BONDS AND NOTES (COST $990,241)                                                                        990,070
                                                                                                     ---------------

SHORT-TERM INVESTMENTS -- 5.7%

Repurchase Agreements -- 5.7%
Prudential-Bache Repurchase Agreement, dated 3/31/98, due 4/1/98, with a maturity value of $11,490,920 and an effective yield of 5.42%, collateralized by
U.S. Government Agency Obligations with rates of 6.86% and 7.43%, with maturity
dates of 11/1/27 and 6/1/27 and with an aggregate market value of $11,719,026           11,489,214        11,489,214

Cantor Fitzgerald Repurchase Agreement, dated 3/31/98, due 4/1/98, with a maturity value of $1,663,411 and an effective yield of 4.95%, collateralized by a U.S. Government Agency Obligation with a rate of 6.625%, with a maturity date
of 6/3/01 and with an aggregate market value of $1,697,125                               1,663,183         1,663,183
                                                                                                     ---------------
Total Repurchase Agreements (Cost $13,152,397)                                                            13,152,397
                                                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,152,397)                                                           13,152,397
                                                                                                     ---------------

TOTAL INVESTMENTS-- 98.6% (COST $186,475,113)                                                        $   227,654,503

Other Assets, Less Liabilities-- 1.4%                                                                      3,280,063
                                                                                                     ---------------

NET ASSETS-- 100%                                                                                    $   230,934,566
                                                                                                     ===============

Notes to the Schedule of Investments:

*     Non-income producing security.

+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 5).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                       Statement of Assets and Liabilities
                           March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $186,475,113)                                     $ 227,654,503
   Receivable for investments sold                                                                         6,927,301
   Interest and dividends receivable                                                                         234,678
   Receivable for daily variation margin on open financial futures contracts (Note 5)                         61,200
   Deferred organization costs (Note 1E)                                                                      45,942
                                                                                                       --------------
       Total assets                                                                                      234,923,624

Liabilities
   Payable for investments purchased                                                 $ 3,955,622
   Accrued trustees' fees (Note 2)                                                         3,135
   Accrued accounting and custody fees                                                     4,339
   Accrued expenses and other liabilities                                                 25,962
                                                                                     ------------

       Total liabilities                                                                                   3,989,058
                                                                                                       --------------

Net Assets (applicable to investors' beneficial interests)                                             $ 230,934,566
                                                                                                       ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Dividend income                                                                                    $   1,130,754
   Interest income                                                                                          277,386
                                                                                                      --------------
       Total income                                                                                       1,408,140

Expenses
   Investment advisory fee (Note 2)                                              $   459,185
   Accounting and custody fees                                                        96,691
   Legal and audit services                                                           36,874
   Amortization of organization cost (Note 1E)                                         7,447
   Insurance expense                                                                   4,324
   Registration fees                                                                   3,999
   Miscellaneous                                                                      24,824
                                                                                 ------------

       Total expenses                                                                                       633,344
                                                                                                      --------------

          Net investment income                                                                             774,796
                                                                                                      --------------

Realized and Unrealized Gain (loss)
   Net realized gain
       Investment security transactions                                           16,502,615
       Financial futures contracts                                                   705,778
                                                                                 ------------
          Net realized gain                                                                              17,208,393

   Change in unrealized appreciation
       Investment securities                                                       7,108,377
       Financial futures contracts                                                   364,885
                                                                                 ------------
          Change in net unrealized appreciation                                                           7,473,262
                                                                                                      --------------

       Net realized and unrealized gain                                                                  24,681,655
                                                                                                      --------------

Net increase (decrease) in net assets from operations                                                 $  25,456,451
                                                                                                      ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                      For the Period
                                                          Six Months                                   May 3, 1996
                                                            Ended               Nine Months          (commencement of
                                                        March 31, 1998             Ended              operations) to
                                                         (Unaudited)         September 30, 1997     December 31, 1996
                                                       -----------------    ---------------------  ---------------------

Increase (decrease) in Net Assets
From operations
   Net investment income                                 $    774,796           $    978,216              1,091,670
   Net realized gain                                       17,208,393             22,264,615             13,302,616
   Change in net unrealized appreciation                    7,473,262             16,959,272              3,404,699
                                                         -------------          -------------         --------------
   Net increase in net assets from operations              25,456,451             40,202,103             17,798,985
                                                         -------------          -------------         --------------

Capital transactions
   Assets contributed by Standish Equity Fund
      at commencement
      (including unrealized gain of
      $13,669,897)                                                 --                     --             97,994,616
   Contributions                                           55,911,626             42,815,799             15,564,794
   Withdrawals                                            (20,575,516)           (19,153,531)           (25,080,761)
                                                         -------------          -------------         --------------
   Increase in net assets resulting from
      capital transactions                                 35,336,110             23,662,268             88,478,649
                                                         -------------          -------------         --------------

       Total increase in net assets                        60,792,561             63,864,371            106,277,634

Net Assets
   At beginning of period                                 170,142,005            106,277,634                     --
                                                         -------------          -------------         --------------

   At end of period                                      $230,934,566           $170,142,005          $ 106,277,634
                                                         =============          =============         ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                               Supplementary Data
--------------------------------------------------------------------------------

                                                                                                   For the period
                                                          Six Months                                May 3, 1996
                                                             Ended            Nine Months         (commencement of
                                                        March 31, 1998           Ended             operations) to
                                                          (Unaudited)      September 30, 1997    December 31, 1996
                                                        ----------------  --------------------- ---------------------

Ratios (to average daily net assets):
   Expenses                                                   0.69%+                0.66%+               0.69%+
   Net investment income                                      0.84%+                0.99%+               1.58%+
Portfolio Turnover                                              70%                   75%                  78%
Average broker commission per share (1)                   $ 0.0476             $  0.0465             $ 0.0483
Net assets, end of period (000's omitted)                 $230,935             $ 170,142             $106,278

----------

+     Computed on an annualized basis.

(1) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

   The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Equity Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A.    Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B.    Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C.    Securities transaction and income

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D.    Income Taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      E.    Deferred Organizational Expenses

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April, 2001.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                               Six Months Ended                    Nine Months Ended
                                                                March 31, 1998                     September 30, 1997
                                                      -----------------------------------  -----------------------------------

                                                         Purchases            Sales           Purchases           Sales
                                                      -----------------  ----------------  ----------------- -----------------
          U.S. Government Securities                  $  1,978,414        $           0    $    740,421      $           0
                                                      ============        =============    ============      =============
          Investments (non-U.S. Government
            Securities)                               $152,314,277        $ 124,068,209    $161,249,954      $ 141,898,028
                                                      ============        =============    ============      =============

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 1998, as computed on a federal income tax basis, were as follows:

       Aggregate Cost                                  $    186,475,113
                                                       =================
       Gross unrealized appreciation                   $     42,636,313
       Gross unrealized depreciation                   $     (1,456,923)
                                                       -----------------
       Net unrealized appreciation (depreciation)      $     41,179,390
                                                       =================

                     Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio entered into no such transactions for the period ended March 31, 1998.

      Futures Contracts

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or index, which may not correlate with changes in value of the hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other portfolio investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At March 31, 1998, the Portfolio had entered into the following financial futures contracts:

                    Standish, Ayer & Wood Master Portfolio
                            Standish Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Futures Contracts -- continued

                                                                             Underlying
                                                                           Face/amount at      Unrealized
                     Contract               Position      Expiration Date       value         Gain/(Loss)
           ----------------------------- ---------------- ---------------- ---------------- -----------------
           S & P 500 (51 Contracts)           Long            6/18/98        14,158,875        $ 327,740
                                                                                               =========

      At March 31, 1998, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.